Discontinued Operations and Assets Held for Sale - Summarized Income Statement For Discontinued Operations (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations before provision for income taxes		$ 75	$ 238	$ 43
Income from discontinued operations, net of tax		152	238	43
Less: Net income attributable to non-controlling interests from discontinued operations		4	6	2
Income from discontinued operations attributable to Brightstar Lottery PLC		148	231	41
Discontinued Operations, Disposed of by Sale | IGT Gaming
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue		796	1,810	1,781
Total cost of revenue		290	788	884
General and administrative		179	377	419
Interest expense, net		38	77	78
Other expense, net		150	257	259
Income from discontinued operations before provision for income taxes		139	311	141
Provision for income taxes		64	73	98
Gain on sale of discontinued operations before provision for income taxes		112	0	0
Provision for income taxes on sale of discontinued operations	$ 35	35	0	0
Income from discontinued operations, net of tax		152	238	43
Less: Net income attributable to non-controlling interests from discontinued operations		4	6	2
Income from discontinued operations attributable to Brightstar Lottery PLC		148	231	41
Debt		$ 2,000	$ 2,000	$ 2,000
Debt repayment, period		6 months	6 months	6 months